Related Party Transactions and Balances - Narrative (Details)			3 Months Ended		9 Months Ended
	Jul. 02, 2018 USD ($)	Jan. 01, 2018 USD ($) subsidiary	Sep. 30, 2018 USD ($) vessel	Mar. 31, 2018 USD ($)	Sep. 30, 2018 USD ($) vessel	Dec. 31, 2017 USD ($)	Jul. 01, 2016 USD ($)
Related Party Transaction [Line Items]
Carrying value of amounts due to affiliates			$ 192,300,000		$ 192,300,000	$ 271,500,000
Due from Affiliates			56,700,000		56,700,000	37,376,000
Due to affiliates (notes 7c, 7d, 7e and 7g)			125,000,000		125,000,000	163,037,000
Long-term debt			$ 2,633,343,000		$ 2,633,343,000	2,533,961,000
Brookfield
Related Party Transaction [Line Items]
Partner's interest (percent)					59.50%
Brookfield | Brookfield
Related Party Transaction [Line Items]
Partner's interest (percent)					51.00%
Teekay Corporation
Related Party Transaction [Line Items]
Partner's interest (percent)					49.00%
Teekay Corporation Promissory Note | Subordinated Debt
Related Party Transaction [Line Items]
Annual rate							10.00%
Due to affiliates (notes 7c, 7d, 7e and 7g)							$ 200,000,000.0
Brookfield Promissory Note | Subordinated Debt
Related Party Transaction [Line Items]
Annual rate			10.00%		10.00%
Due to affiliates (notes 7c, 7d, 7e and 7g)			$ 168,500,000		$ 168,500,000		$ 200,000,000
Five-Year Senior Unsecured Bonds Maturing October 2019 | Unsecured Debt
Related Party Transaction [Line Items]
Debt instrument, term	5 years
Five-year senior unsecured bonds maturing in July 2023 | Unsecured Debt
Related Party Transaction [Line Items]
Annual rate	8.50%
Debt instrument, face amount	$ 700,000,000
Five-year senior unsecured bonds maturing in July 2023 | Unsecured Debt | Brookfield
Related Party Transaction [Line Items]
Debt instrument, face amount	$ 500,000,000
Long-term debt			475,000,000		475,000,000
Seven subsidiaries of Teekay Corporation
Related Party Transaction [Line Items]
Business acquisition, percentage of interests acquired		100.00%
Number of subsidiaries acquired | subsidiary		7
Cash consideration		$ 1,400,000
U.S. Dollar-denominated Revolving Credit Facilities due through 2022
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity			560,900,000.0	$ 125,000,000.0	560,900,000.0	$ 629,700,000.0
U.S. Dollar-denominated Revolving Credit Facilities due through 2022 | Brookfield
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity				100,000,000.0
U.S. Dollar-denominated Revolving Credit Facilities due through 2022 | Teekay Corporation
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity				$ 25,000,000.0
LIBOR | U.S. Dollar-denominated Revolving Credit Facilities due through 2022 | Until March 31, 2019
Related Party Transaction [Line Items]
Marginal rate				5.00%
LIBOR | U.S. Dollar-denominated Revolving Credit Facilities due through 2022 | After March 31, 2019
Related Party Transaction [Line Items]
Marginal rate				7.00%
Guaranteed by Partnership | U.S. Dollar-denominated Revolving Credit Facilities due through 2022
Related Party Transaction [Line Items]
Minimum liquidity (greater of)			$ 75,000,000		$ 75,000,000
Guaranteed by Partnership | Minimum | U.S. Dollar-denominated Revolving Credit Facilities due through 2022
Related Party Transaction [Line Items]
Covenant, line of credit facility, maturity period					6 months
Minimum liquidity (percent) (greater of)			5.00%		5.00%
Shuttle tanker segment | Shuttle Tankers | Teekay Corporation
Related Party Transaction [Line Items]
Number of units employed on long-term time-charter-out or bareboat contracts | vessel			2		3
FSO segment | FSO Units | Teekay Corporation
Related Party Transaction [Line Items]
Number of units employed on long-term time-charter-out or bareboat contracts | vessel			3		3
Brookfield Promissory Note | Brookfield
Related Party Transaction [Line Items]
Early termination fee			$ 12,000,000		$ 12,000,000